SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 272,914	$ 202,679
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	218,401	140,577
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 54,513	$ 62,102